Employee compensation and benefits - Average number of persons employed by HSBC during the year by global business (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Average number of employees	244,788	246,933	268,433
Retail Banking and Wealth Management
Disclosure of operating segments [line items]
Average number of employees	134,021	137,234	155,859
Commercial Banking
Disclosure of operating segments [line items]
Average number of employees	46,716	45,912	51,007
Global Banking and Markets
Disclosure of operating segments [line items]
Average number of employees	49,100	47,623	49,912
Global Private Banking
Disclosure of operating segments [line items]
Average number of employees	7,817	8,322	8,934
Corporate Centre
Disclosure of operating segments [line items]
Average number of employees	7,134	7,842	2,721